Revenue from Contracts with Customers - Schedule of Retail Sales (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Sales Revenue [Abstract]
Retail sales, net of sales returns and rebates		$ 20,841,145	$ 20,176,915	$ 19,725,311
Sale of real estate project inventories	[1]	23,184	49,396	28,765
Total retail sales		$ 20,864,329	$ 20,226,311	$ 19,754,076

[1]	As of December 31, 2024, it corresponds to the sale of 14.04% of the Éxito Occidente real estate project for $2,850, the sale of Montería Centro for $10,350, the sale of López de Galarza for $2,484, and the sale of La Colina for $7,500. As of December 31, 2023, it corresponds to the sale of inventory from the Galería la 33 real estate project for $29,208, the sale of the Carulla Calle 100 real estate project for $18,000, and the sale of 20.43% of the La Secreta property for $2,188.